Intangible assets, net - Schedule of net intangible assets (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Jan. 31, 2024	Dec. 31, 2023
Intangible assets, net
Intangible assets	¥ 491,226		¥ 268,469
Less: accumulated amortization	(177,871)		(86,183)
Less: impairment	(3,578)		(2,945)
Intangible assets, net	309,777		179,341
Software
Intangible assets, net
Intangible assets	164,369		121,950
Distribution and licensing rights
Intangible assets, net
Intangible assets	185,363		143,725
Trademark
Intangible assets, net
Intangible assets	270		139
Patent
Intangible assets, net
Intangible assets	2,655		2,655
Developed technology
Intangible assets, net
Intangible assets	¥ 138,569	¥ 138,569	¥ 0